Revenue Recognition	12 Months Ended
Dec. 31, 2021
Revenue Recognition [Abstract]
REVENUE RECOGNITION
NOTE 19:-	REVENUE RECOGNITION

Remaining performance obligations represent contract revenue that has not yet been recognized, which includes deferred revenue and amounts that will be invoiced and recognized as revenue in future periods. The aggregate amount of consideration allocated to performance obligations either not satisfied or partially unsatisfied was approximately $78 million as of December 31, 2021. The Company expects to recognize approximately 52% in 2022 from remaining performance obligations as of December 31, 2021, and the remainder thereafter. Remaining performance obligations include the remaining non-cancelable, committed and fixed portion of these contracts for their entire duration; the remaining performance obligations related to professional services contracts that are on a time and materials basis were excluded, as the Company elected to apply the practical expedient in accordance with ASC 606.

Contract balances:

The following table provides information about trade receivables, unbilled receivables, contract assets, and contract liabilities (deferred revenues) from contracts with customers (in thousands):

	December 31,
	2021	2020
Trade receivables (net of allowance for credit losses of $5,071 and $3,967 at December 31, 2020 and 2021, respectively)	$116,974	$91,986
Unbilled receivables	19,614	14,842
Contract assets	5,482	4,231
Long-term trade receivables	1,318	1,410
Deferred revenues (short-term contract liabilities)	$10,771	$8,793

Trade receivable are recorded when the right to consideration becomes unconditional, and an invoice is issued to the customer.

Billing terms and conditions generally vary by contract type. Amounts are billed as work progresses in accordance with agreed-upon contractual terms, either at periodic intervals (e.g., monthly or quarterly) or upon achievement of contractual milestones.

Unbilled receivables relate to revenue recognized in excess of amounts invoiced as the Company has an unconditional right to invoice and receive payment in the future related to its fulfilled obligations.

Contract assets relate to unbilled receivables, which represent revenue recognized on arrangements for which billings have not yet been presented to customers because the amounts were earned but not contractually billable as of the balance sheet date, and the right to consideration is generally subject to milestone completion, client acceptance or factors other than the passage of time.

Deferred revenues represent contract liabilities, and include unearned amounts received under contracts with customers and not yet recognized as revenues.

During the year ended December 31, 2021, the Company recognized $8,793 that was included in deferred revenues (short-term contract liability) balance at January 1, 2021.